Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership's revenue for the year ended December 31, 2018, 2017 and 2016, by contract type and by segment.

	Year Ended December 31, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	420,262	—	17,405	437,667
Voyage charters	—	23,922	14,591	38,513
Bareboat charters	23,820	—	—	23,820
Management fees and other income	10,435	—	327	10,762
	454,517	23,922	32,323	510,762

	Year Ended December 31, 2017
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	332,751	—	39,171	371,922
Voyage charters	—	2,285	6,709	8,994
Bareboat charters	22,574	17,484	—	40,058
Management fees and other income	10,589	—	1,113	11,702
	365,914	19,769	46,993	432,676

	Year Ended December 31, 2016
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	283,159	—	58,802	341,961
Bareboat charters	23,824	21,939	—	45,763
Management fees and other income	7,608	—	1,112	8,720
	314,591	21,939	59,914	396,444

The following table contains the Partnership’s revenue from contracts that do not contain a lease element and the non-lease element of time-charter contracts accounted for as direct financing leases for the years ended December 31, 2018, 2017 and 2016.

	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $
Non-lease revenue - related to sales type or direct financing leases	18,554	21,228	13,855
Management fees and other income	10,762	11,702	8,720
Total	29,316	32,930	22,575

Schedule of Capital Leased Assets
The following table lists the components of the net investments in direct financing leases:

	December 31, 2018 $	December 31, 2017 $
Total minimum lease payments to be received	897,130	568,710
Estimated unguaranteed residual value of leased properties	291,098	194,965
Initial direct costs	328	361
Less unearned revenue	(613,394)	(268,046)
Total net investments in direct financing leases	575,163	495,990
Less current portion	(12,635)	(9,884)
Net investments in direct financing leases	562,528	486,106